13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18101 Von Karman Avenue
		Suite  700
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California       November 14,2008
Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	101
Form 13F Information Table Value Total: 	$324609

List of Other Included Managers:


/
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stors            COM              65440k106      197    17998 SH       SOLE                    17998
Abbott Laboratories            COM              002824100    12649   219691 SH       SOLE                   219691
Adobe Systems Inc              COM              00724f101     1676    42483 SH       SOLE                    42483
Aecom Technoolgy Corp.         COM              00766t100     2453   100380 SH       SOLE                   100380
Alcatel Lucent ADR             SPONSORED ADR    013904305       70    10530 SH       SOLE                    10530
American Electric Power Co     COM              025537101      275     7436 SH       SOLE                     7436
Amgen                          COM              031162100     1077    18176 SH       SOLE                    18176
Apollo Group Inc CL A          CL A             037604105     7825   131950 SH       SOLE                   131950
Apple Computer                 COM              037833100      258     2271 SH       SOLE                     2271
Applied Material Inc           COM              038222105      159    10508 SH       SOLE                    10508
Arrowhead Research Corp        COM              042797100       21    20000 SH       SOLE                    20000
AT&T                           COM              00206r102      215     7704 SH       SOLE                     7704
Automatic Data Processing      COM              053015103     8159   190847 SH       SOLE                   190847
Bank of America Corp           COM              060505104      434    12424 SH       SOLE                    12424
Bank of New York Mellon        COM              064058100     4060   124619 SH       SOLE                   124619
Barrick Gold Corp              COM              067901108      244     6649 SH       SOLE                     6649
Bed Bath & Beyond              COM              075896100     7698   245088 SH       SOLE                   245088
Berkshire Hathaway Inc Cl A    CL A             084670108     1698       13 SH       SOLE                       13
Berkshire Hathaway Inc Cl B    CL B             084670207     6623     1507 SH       SOLE                     1507
BlackRock Floating Income St   COM              09255x100     5657   514272 SH       SOLE                   514272
Blackrock Income Opportunity   COM              092475102       85    10072 SH       SOLE                    10072
Blackrock Ltd Duration         COM SHS          09249w101     1288   103162 SH       SOLE                   103162
BP Plc Spon Adr                SPONSORED ADR    055622104      242     4826 SH       SOLE                     4826
Cadbury Plc                    SPON ADR         12721e102    11303   276098 SH       SOLE                   276098
Calamos Strategic Total Ret    COM SH BEN INT	128125101      145    16779 SH       SOLE                    16779
Ceradyne Inc                   COM              156710105      697    19000 SH       SOLE                    19000
Chemtura Corp                  COM              163893100       67    14621 SH       SOLE                    14621
Chevron Texaco Corp            COM              166764100      763     9246 SH       SOLE                     9246
Cisco Systems Inc.             COM              17275r102    10182   451346 SH       SOLE                   451346
Cohen & Steers Slct Util Fd    COM              19248a109      335    21077 SH       SOLE                    21077
Colgate Palmolive              COM              194162103      327     4334 SH       SOLE                     4334
Conoco Philips                 COM              20825c104      292     3990 SH       SOLE                     3990
Dell Inc                       COM              24702r101    12357   749818 SH       SOLE                   749818
Devon Energy Corp              COM              25179m103     9732   106711 SH       SOLE                   106711
Diageo ADR                     SPON ADR NEW     25243q205    11102   161225 SH       SOLE                   161225
Dr. Pepper Snapple             COM              26138E109     4105   155034 SH       SOLE                   155034
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      193    37021 SH       SOLE                    37021
Eaton Vance Limited Dur Inc FD COM              27828h105      190    17274 SH       SOLE                    17274
Evergreen Multi-SectorInc Fund COM              30024y104     4681   379022 SH       SOLE                   379022
Exxon Mobil Corp               COM              30231g102     1861    23965 SH       SOLE                    23965
Fiduciary Claymore Dynm EQ F   COM              31647t100      256    23929 SH       SOLE                    23929
General Electric Company       COM              369604103     9152   358914 SH       SOLE                   358914
GoldCorp Inc                   COM              380956409      533    16838 SH       SOLE                    16838
Hewlett Packard Company        COM              428236103      324     7012 SH       SOLE                     7012
Home Depot Inc                 COM              437076102    11284   435829 SH       SOLE                   435829
Ibasis Inc                     COM              450732201       44    12533 SH       SOLE                    12533
Int'l Business Machines Corp   COM              459200101      430     3681 SH       SOLE                     3681
Intel Corp.                    COM              458140100      263    14067 SH       SOLE                    14067
International Game Technology  COM              459902102     8452   491973 SH       SOLE                   491973
iShares Silver Trusts          ISHARES          46428Q109      157    13229 SH       SOLE                    13229
Johnson & Johnson              COM              478160104      662     9562 SH       SOLE                     9562
JPMorgan Chase                 COM              46625h100      526    11264 SH       SOLE                    11264
Kraft Foods Inc A              CL A             50075n104      296     9031 SH       SOLE                     9031
Legg Mason Inc                 COM              524901105     6353   166926 SH       SOLE                   166926
Level 3 Communications Com     COM              52729n100    11484  4253451 SH       SOLE                  4253451
Liberty Media Holding Int A    INT COM SER A    53071m104    12497   968018 SH       SOLE                   968018
Luecadia Bank                  COM              527288104      273     6000 SH       SOLE                     6000
McDonalds Corporation          COM              580135101      207     3345 SH       SOLE                     3345
Micromet Inc                   COM              59509c105       49    10983 SH       SOLE                    10983
Microsoft Corp.                COM              594918104     9574   358705 SH       SOLE                   358705
Nalco Chemical Company         COM              62985q101     8958   483182 SH       SOLE                   483182
National Oilwell Varco Inc     COM              637071101      538    10716 SH       SOLE                    10716
Nextwave Wireless Inc          COM              65337y102      203   338881 SH       SOLE                   338881
Novartis AG ADR                SPONSORED ADR   	66987V109     6826   129176 SH       SOLE                   129176
Nueberger Berman CA Interm Mu  COM              64123c101      318    27200 SH       SOLE                    27200
Nuveen CA Insured Prem Inc Mu  COM              6706l0102      300    28960 SH       SOLE                    28960
Nuveen CA Muni Value Fund      COM              67062c107     7411   822568 SH       SOLE                   822568
Nuveen CA Municipal Market Op  COM              67062U107      167    15495 SH       SOLE                    15495
Nuveen Multi Strategy Inc & G  COM SHS          67073d102       95    15924 SH       SOLE                    15924
Nuveen NJ Investment Qual Muni COM              670971100      197    18700 SH       SOLE                    18700
Nuveen NJ Premium Inc Muni     COM              67101n106      306    28100 SH       SOLE                    28100
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     1791   139300 SH       SOLE                   139300
Oracle Corp                    COM              68389x105      781    38467 SH       SOLE                    38467
PacWest Bancorp                COM              695263103      352    12303 SH       SOLE                    12303
PCM Fund Inc                   COM              69323t101     8028  1063324 SH       SOLE                  1063324
Pfizer Inc.                    COM              717081103      631    34239 SH       SOLE                    34239
Philip Morris International    COM              718172109      298     6205 SH       SOLE                     6205
Pimco CA Municipal Inc Fd III  COM              72201c109     2200   210549 SH       SOLE                   210549
Pimco Corporate Opport Fund    COM              72201b101     2671   263156 SH       SOLE                   263156
Pimco Floating Rate Strtgy F   COM              72201j104     5841   614887 SH       SOLE                   614887
Pimco NY Muni Inc Fund         COM              72201e105      298    29810 SH       SOLE                    29810
Procter & Gamble Co            COM              742718109      383     5492 SH       SOLE                     5492
Qualcomm Inc                   COM              747525103    21181   492936 SH       SOLE                   492936
Regency Centers Corp           COM              758849103      200     3000 SH       SOLE                     3000
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      263     4465 SH       SOLE                     4465
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103     1010     8706 SH       SOLE                     8706
Samaritan Pharimaceuticals     COM              79586q108        3    13000 SH       SOLE                    13000
Sclumberger LTD.               COM              806857108      363     4650 SH       SOLE                     4650
Smith International            COM              832110100     1137    19393 SH       SOLE                    19393
SVB Financial Group            COM              78486q101     1413    24398 SH       SOLE                    24398
Time Warner Inc                COM              887317105      171    13092 SH       SOLE                    13092
TSI Strategic Income Fund Inc  COM              872340104       93    34600 SH       SOLE                    34600
United Parcel Service CL B     CL B             911312106    10037   159603 SH       SOLE                   159603
United Technologies Corp       COM              913017109      206     3435 SH       SOLE                     3435
Walgreen Co                    COM              931422109    10859   350757 SH       SOLE                   350757
Wal Mart Stores Inc            COM              931142103      289     4826 SH       SOLE                     4826
Walt Disney Co                 COM DISNEY       254687106    11266   367078 SH       SOLE                   367078
Waste Management Inc           COM              94106l109     7022   223007 SH       SOLE                   223007
Wells Fargo & Company          COM              949746fa4      258     6872 SH       SOLE                     6872
Western Asset Emerg Mkts Debt  COM              95766a101     5657   441615 SH       SOLE                   441615
Wrigley (WM) Jr Co             COM              982526105      377     4757 SH       SOLE                     4757